RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts recognised in the balance sheet
Retirement benefit assets	£ 3,823	£ 4,531
Retirement benefit obligations	(126)	(230)
Amounts recognised in the balance sheet
Amounts recognised in the balance sheet
Retirement benefit assets	3,823	4,531
Retirement benefit obligations	(126)	(230)
Total amounts recognised in the balance sheet	£ 3,697	£ 4,301